Equity-Based Compensation (Details) - Schedule of options and warrants granted, exercised, forfeited and outstanding - USD ($)	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Options and Warrants Granted Exercised Forfeited and Outstanding [Abstract]
Number Outstanding Beginning (in Shares)	1,100,000
Weighted- Average Exercise Price Per Share Beginning	$ 0.84
Weighted- Average Remaining Contractual Life (Years) Beginning	9 years 6 months 25 days
Aggregate Intrinsic Value Beginning (in Dollars)	$ 4,578,000
Number Outstanding Granted (in Shares)		1,100,000
Weighted- Average Exercise Price Per Share Granted		$ 0.84
Weighted- Average Remaining Contractual Life (Years) Granted		9 years 6 months 25 days
Aggregate Intrinsic Value Granted		$ 4,578,000
Number Outstanding Exercised (in Shares)
Weighted- Average Exercise Price Per Share Exercised
Weighted- Average Remaining Contractual Life (Years) Exercised
Aggregate Intrinsic Value Exercised (in Dollars)
Number Outstanding Canceled/forfeited/expired (in Shares)
Weighted- Average Exercise Price Per Share Canceled/forfeited/expired
Weighted- Average Remaining Contractual Life (Years) Canceled/forfeited/expired (in Dollars)
Aggregate Intrinsic Value Canceled/forfeited/expired (in Dollars)
Number Outstanding Ending (in Shares)	1,100,000	1,100,000
Weighted- Average Exercise Price Per Share Ending	$ 0.84	$ 0.84
Weighted- Average Remaining Contractual Life (Years) Ending	9 years 3 months 29 days	9 years 6 months 25 days
Aggregate Intrinsic Value Ending (in Dollars)	$ 808,500	$ 4,578,000
Number Outstanding Options vested and exercisable (in Shares)	183,328	108,330
Weighted- Average Exercise Price Per Share Options vested and exercisable	$ 0.64	$ 0.64
Weighted- Average Remaining Contractual Life (Years) Options vested and exercisable	9 years 3 months 21 days	9 years 6 months 18 days
Aggregate Intrinsic Value Options vested and exercisable (in Dollars)	$ 84,002	$ 427,629
Number Outstanding Options vested and expected to vest (in Shares)	1,100,000	1,100,000
Weighted- Average Exercise Price Per Share Options vested and expected to vest	$ 0.84	$ 0.84
Weighted- Average Remaining Contractual Life (Years) Options vested and expected to vest	9 years 3 months 29 days	9 years 6 months 25 days
Aggregate Intrinsic Value Options vested and expected to vest (in Dollars)	$ 808,500	$ 4,578,000